Mid Value Trust Expense Example - Mid Value Trust	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	1,270
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	680
Expense Example, with Redemption, 10 Years	1,499
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	546
Expense Example, with Redemption, 10 Years	$ 1,212